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New York, NY 10019-6099
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Fax: 212 728 8111

October 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Natural Resources Trust
(File No. 002-97095 and File No. 811-04282)

Ladies and Gentlemen:

On behalf of BlackRock Natural Resources Trust (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 28, 2017, to the Prospectus, dated November 28, 2016, for the Fund. The purpose of the filing is to submit the 497(e) filing dated September 28, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC